Income Taxes - Reconciliation of Income Tax (Benefit) Expense From Continuing Operations to Statutory Federal Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Income Tax Disclosure [Abstract]
Income tax at statutory rate, amount	$ (26,520)	$ (8,866)	$ (16,114)
State income tax, net, amount	(2,834)	(1,156)	(1,383)
Difference in tax expense resulting from:
Nondeductible goodwill impairment, amount	4,781		22,500
Nondeductible expenses, amount	4,921	960	1,257
Loss on remeasurement of equity method investment, amount		2,697
Taxes on foreign affiliates, amount	12,178	(4,707)	(7,141)
Taxes on foreign operations, amount	(13,385)	4,698	2,002
Valuation allowance, amount	78,141	(1,731)	5,219
Tax benefit related to tax expenses recorded on discontinued operations and equity, amount	(10,821)
Changes in uncertain tax provisions, amount	5,330	(1,166)	2,997
Other, amount	1,455	(772)	(703)
Total	$ 53,246	$ (10,043)	$ 8,634
Income tax at statutory rate, effective rate	35.00%	35.00%	35.00%
State income tax, net, effective rate	3.70%	4.60%	3.00%
Difference in tax expense resulting from:
Nondeductible goodwill impairment, effective rate	(6.30%)		(48.90%)
Nondeductible expenses, effective rate	(6.50%)	(3.80%)	(2.70%)
Loss on remeasurement of equity method investment, effective rate		(10.70%)
Taxes on foreign affiliates, effective rate	(16.10%)	18.60%	15.50%
Taxes on foreign operations, effective rate	17.60%	(18.50%)	(4.30%)
Valuation allowance, effective rate	(103.10%)	6.80%	(11.30%)
Tax benefit related to tax expenses recorded on discontinued operations and equity, effective rate	14.30%
Changes in uncertain tax provisions, effective rate	(7.00%)	4.60%	(6.50%)
Other, effective rate	(1.90%)	3.00%	1.40%
Total, effective rate	(70.30%)	39.60%	(18.80%)